Leases - Schedule of Operating Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Liability [Abstract]
Current operating liabilities	$ 293	$ 399
Non-current operating lease liabilities	1,662	1,319
Total lease liabilities	$ 1,955	$ 1,718